Condensed Consolidated Statements of Operations - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUE
Total revenue	$ 195,520,000	$ 81,573,000	$ 67,607,000
EXPENSES
Salaries and benefits	79,205,000	61,223,000	52,436,000
Depreciation and amortization	9,342,000	2,527,000	1,174,000
General and administrative	34,796,000	17,363,000	16,454,000
Impairment	1,919,000	1,072,000	0
Other	3,250,000	2,153,000	0
Total expenses	196,359,000	92,095,000	70,064,000
OPERATING INCOME (LOSS)	(839,000)	(10,522,000)	(2,457,000)
Realized gain (loss) on investment in unconsolidated entity	0	0	(3,601,000)
Unrealized gain (loss) on investment in unconsolidated entity	0	0	2,141,000
Interest expense	(959,000)	(83,000)	0
Amortization of loan costs	(241,000)	(39,000)	0
Interest income	329,000	244,000	73,000
Dividend income	0	93,000	170,000
Unrealized gain (loss) on investments	0	203,000	2,326,000
Realized gain (loss) on investments	0	(294,000)	(10,113,000)
Other income (expense)	(834,000)	(73,000)	(162,000)
INCOME (LOSS) BEFORE INCOME TAXES	(2,544,000)	(10,471,000)	(11,623,000)
Income tax (expense) benefit	10,364,000	(9,723,000)	(780,000)
NET INCOME (LOSS)	7,820,000	(20,194,000)	(12,403,000)
(Income) loss from consolidated entities attributable to noncontrolling interests	(924,000)	(358,000)	(8,860,000)
Net (income) loss attributable to redeemable noncontrolling interests	1,438,000	1,484,000	1,147,000
NET INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	10,182,000	(18,352,000)	(2,396,000)
Preferred dividends	(4,466,000)	0	0
Amortization of preferred stock discount	(730,000)	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ 4,986,000	$ (18,352,000)	$ (2,396,000)
Basic:
Net income (loss) attributable to common stockholders (in dollars per share)	$ 2.29	$ (9.04)	$ (1.19)
Weighted average common shares outstanding - basic (in shares)	2,170	2,031	2,012
Diluted:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (2.11)	$ (9.59)	$ (2.56)
Weighted average common shares outstanding - diluted (in shares)	2,332	2,067	2,209
Advisory services
REVENUE
Total revenue	$ 89,476,000	$ 65,982,000	$ 67,228,000
Audio visual
REVENUE
Total revenue	81,186,000	9,186,000	0
EXPENSES
Cost of revenues for audio visual	64,555,000	7,757,000	0
Project management
REVENUE
Total revenue	10,634,000	0	0
EXPENSES
Cost of revenues for audio visual	3,292,000	0	0
Other revenue
REVENUE
Total revenue	$ 14,224,000	$ 6,405,000	$ 379,000